FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of assets and liabilities denominated in foreign currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash	$ 1,800
Amounts receivable	4,854	$ 5,259	$ 5,324
Accrued liabilities			(1,241)
Lease liability	$ (2,177)
CAD [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		1,691	1,393
Amounts receivable		2,964	72
Loans receivable		0	0
Trade payables		(9,333)	(40)
Accrued liabilities		(522)	(589)
Lease liability		(153)	0
Long term debt		(1,446)	0
Net carrying value		(6,799)	836
COP [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		2,961,487	4,451,775
Amounts receivable		15,127,223	15,775,755
Loans receivable		0	0
Trade payables		(2,975,794)	(5,398,068)
Accrued liabilities		(1,173,118)	(2,120,869)
Lease liability		(1,809,970)	(1,690,797)
Long term debt		0	(72,963)
Net carrying value		12,129,828	10,944,833
GBP [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		64
Amounts receivable		61
Loans receivable		0
Trade payables		(56)
Accrued liabilities		(22)
Lease liability		(17)
Long term debt		0
Net carrying value		30
EUR [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		1	896
Amounts receivable		0	0
Loans receivable		0	0
Trade payables		(161)	0
Accrued liabilities		0	0
Lease liability		0	0
Long term debt		0	0
Net carrying value		(160)	896
CHF [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		0	0
Amounts receivable		0	0
Loans receivable		250	250
Trade payables		0	0
Accrued liabilities		0	0
Lease liability		0	0
Long term debt		0	0
Net carrying value		$ 250	$ 250